LEASES - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finance lease obligations
Within 1 year	¥ 693,373	¥ 643,795
After 1 year but within 2 years	693,058	671,956
After 2 years but within 3 years	717,908	694,746
After 3 years but within 4 years	669,546	717,691
After 4 years but within 5 years	698,531	668,301
After 5 years	5,013,131	5,718,509
Total undiscounted lease payments	8,485,547	9,114,998
Less: total future interest	(2,681,576)	(3,070,979)
Present value of lease obligations	5,803,971	6,044,019
Other financing obligations
Within 1 year	404,653	354,878
After 1 year but within 2 years	411,108	1,336,491
After 2 years but within 3 years	1,625,281	336,372
After 3 years but within 4 years	149,770	324,909
After 4 years but within 5 years	84,861	116,544
After 5 years	166,727	153,720
Total undiscounted lease payments	2,842,400	2,622,914
Less: total future interest	(408,568)	(224,901)
Present value of lease obligations	2,433,832	2,398,013
Total of finance lease and other financing obligations
Within 1 year	1,098,026	998,673
After 1 year but within 2 years	1,104,166	2,008,447
After 2 years but within 3 years	2,343,189	1,031,118
After 3 years but within 4 years	819,316	1,042,600
After 4 years but within 5 years	783,392	784,845
After 5 years	5,179,858	5,872,229
Total undiscounted lease payments	11,327,947	11,737,912
Less: total future interest	(3,090,144)	(3,295,880)
Present value of total of finance lease and other financing obligations	8,237,803	8,442,032
Finance lease and other financing obligations, current	636,152	547,847
Finance lease and other financing obligations, non-current	7,601,651	7,894,185
Operating lease obligations
Within 1 year	196,052	216,838
After 1 year but within 2 years	159,315	171,113
After 2 years but within 3 years	156,743	141,321
After 3 years but within 4 years	149,715	145,663
After 4 years but within 5 years	154,118	149,581
After 5 years	1,197,588	1,351,565
Total undiscounted lease payments	2,013,531	2,176,081
Less: total future interest	(616,460)	(699,006)
Present value of lease obligations	1,397,071	1,477,075
Operating lease liabilities, current	117,345	132,811
Operating lease liabilities, non-current	1,279,726	1,344,264
Total
Within 1 year	1,294,078	1,215,511
After 1 year but within 2 years	1,263,481	2,179,560
After 2 years but within 3 years	2,499,932	1,172,439
After 3 years but within 4 years	969,031	1,188,263
After 4 years but within 5 years	937,510	934,426
After 5 years	6,377,446	7,223,794
Total undiscounted lease payments	13,341,478	13,913,993
Less: total future interest	(3,706,604)	(3,994,886)
Present value of lease obligations	9,634,874	9,919,107
Current Portion	753,497	680,658
Non-current portion	¥ 8,881,377	¥ 9,238,449